Commitments and Contingent Liabilities, Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fixed Rate [Member] | Minimum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	2.50%
Maturity period	15 years
Fixed Rate [Member] | Maximum [Member]
Commitments and conditional obligations [Abstract]
Interest rate	6.25%
Maturity period	30 years
Standby Letters of Credit [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 3,373	$ 3,957
Standby Letters of Credit [Member] | Fixed Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	1,127	660
Standby Letters of Credit [Member] | Variable Rate [Member]
Commitments and conditional obligations [Abstract]
Commitments and conditional obligations	$ 83,956	$ 70,561